BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Pro forma Information

	Years Ended December 31,
(unaudited)	2019	2018
Revenue	$4,763,716	$1,883,129
Net loss	(340,667)	(231,865)

OS National LLC
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$34,300
Equity consideration – common stock	6,700
Total consideration transferred	$41,000

Open Listings Co
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$9,370
Equity consideration	6,150
Total consideration transferred	$15,520